Related Parties (Details Textual) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Jul. 12, 2012	Dec. 31, 2012	Dec. 13, 2013
Related Party Transaction [Line Items]
Issuance of Ordinary shares	$ 467,000
Percentage of success fee, M&A transactions	3.50%
Cukierman & Co [Member]
Related Party Transaction [Line Items]
Options granted			22,360
Shares issued for services	17,747	20,932
Cukierman & Co [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of success fee	4.00%
Cukierman & Co [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of success fee	6.00%
Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction		5,000		6,400	5,000
Shares issued for services	17,079	7,787
THCAP [Member]
Related Party Transaction [Line Items]
Percentage of success fee		5.00%
Amount of monthly transaction					$ 3,700
Exercise price of options granted					$ 2.39
Shares issued for services	6,004	9,868
Warrants granted					3,600
Exercise price of warrants						$ 2.39
THCAP [Member] | Director Fees [Member]
Related Party Transaction [Line Items]
Shares issued for services	2,405	1,219